Investor A C Institutional And Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BLACKROCK 80/20 TARGET ALLOCATION FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock 80/20 Target Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock 80/20 Target Allocation Fund (“80/20 Fund”or the “Fund”) is to seek long term capital appreciation. Current income is not a consideration.